Average Annual Total Returns - Class S - Thrivent Mid Cap Stock Fund	Class S 1 Year	Class S 5 Years	Class S 10 Years	Class S (after taxes on distributions) 1 Year	Class S (after taxes on distributions) 5 Years	Class S (after taxes on distributions) 10 Years	Class S (after taxes on distributions and redemptions) 1 Year	Class S (after taxes on distributions and redemptions) 5 Years	Class S (after taxes on distributions and redemptions) 10 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P MidCap 400® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.94%	15.85%	13.12%	21.00%	14.30%	11.76%	13.63%	12.45%	10.58%	13.66%	12.35%	11.51%	17.10%	13.40%	12.41%